Segments and Foreign Operations - Financial Information for Segments (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Segment Reporting Information [Line Items]
Restructuring Charges	$ 2,900	$ 2,100	$ 10,600	$ 16,924	$ 9,189	$ 2,644
Write-down of Inventory [Member] | Africa and Australia [Member] | Cost of Revenues [Member]
Segment Reporting Information [Line Items]
Restructuring Charges					$ 7,900